Distribution Date:	03/17/23	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34
Determination Date:	03/13/23
Next Distribution Date:	04/17/23
Record Date:	02/28/23	Commercial Mortgage Pass-Through Certificates
Series 2017 C34

Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	4		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		www.lnrpartners.com	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	13-14		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 310-9821
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61767EAA2	2.109000%	25,285,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61767EAB0	3.197000%	47,024,000.00	39,194,408.62	0.00	104,420.44	0.00	0.00	104,420.44	39,194,408.62	31.28%	30.00%
A-SB	61767EAC8	3.354000%	61,577,000.00	54,727,467.47	1,050,314.45	152,963.27	0.00	0.00	1,203,277.72	53,677,153.02	31.28%	30.00%
A-3	61767EAD6	3.276000%	250,000,000.00	250,000,000.00	0.00	682,500.00	0.00	0.00	682,500.00	250,000,000.00	31.28%	30.00%
A-4	61767EAE4	3.536000%	313,447,000.00	313,447,000.00	0.00	923,623.83	0.00	0.00	923,623.83	313,447,000.00	31.28%	30.00%
A-S	61767EAH7	3.859000%	77,205,000.00	77,205,000.00	0.00	248,278.41	0.00	0.00	248,278.41	77,205,000.00	23.20%	22.25%
B	61767EAJ3	4.111000%	48,564,000.00	48,564,000.00	0.00	166,372.17	0.00	0.00	166,372.17	48,564,000.00	18.12%	17.38%
C	61767EAK0	4.175433%	46,074,000.00	46,074,000.00	0.00	160,315.75	0.00	0.00	160,315.75	46,074,000.00	13.29%	12.75%
D	61767EAU8	2.700000%	56,036,000.00	56,036,000.00	0.00	126,081.00	0.00	0.00	126,081.00	56,036,000.00	7.43%	7.13%
E	61767EAW4	3.300000%	24,905,000.00	24,905,000.00	0.00	68,488.75	0.00	0.00	68,488.75	24,905,000.00	4.82%	4.63%
F	61767EAY0	3.300000%	11,207,000.00	11,207,000.00	0.00	30,819.25	0.00	0.00	30,819.25	11,207,000.00	3.65%	3.50%
G*	61767EBA1	3.300000%	34,867,004.00	34,818,634.26	0.00	86,607.48	0.00	0.00	86,607.48	34,818,634.26	0.00%	0.00%
V	61767EBC7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61767EBE3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
VRR Interest	BCC2ELX24	4.175433%	52,431,105.50	50,325,184.78	55,279.71	174,626.61	0.00	0.00	229,906.32	50,269,905.07	0.00%	0.00%
Regular SubTotal			1,048,622,109.50	1,006,503,695.13	1,105,594.16	2,925,096.96	0.00	0.00	4,030,691.12	1,005,398,100.97

X-A	61767EAF1	0.773676%	697,333,000.00	657,368,876.09	0.00	423,825.53	0.00	0.00	423,825.53	656,318,561.64
X-B	61767EAG9	0.160375%	171,843,000.00	171,843,000.00	0.00	22,966.11	0.00	0.00	22,966.11	171,843,000.00
X-D	61767EAL8	1.475433%	56,036,000.00	56,036,000.00	0.00	68,897.80	0.00	0.00	68,897.80	56,036,000.00
X-E	61767EAN4	0.875433%	24,905,000.00	24,905,000.00	0.00	18,168.88	0.00	0.00	18,168.88	24,905,000.00
X-F	61767EAQ7	0.875433%	11,207,000.00	11,207,000.00	0.00	8,175.81	0.00	0.00	8,175.81	11,207,000.00
X-G	61767EAS3	0.875433%	34,867,004.00	34,818,634.26	0.00	25,401.15	0.00	0.00	25,401.15	34,818,634.26
Notional SubTotal			996,191,004.00	956,178,510.35	0.00	567,435.28	0.00	0.00	567,435.28	955,128,195.90

Deal Distribution Total					1,105,594.16	3,492,532.24	0.00	0.00	4,598,126.40

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61767EAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61767EAB0	833.49797167	0.00000000	2.22057758	0.00000000	0.00000000	0.00000000	0.00000000	2.22057758	833.49797167
A-SB	61767EAC8	888.76475746	17.05692791	2.48409747	0.00000000	0.00000000	0.00000000	0.00000000	19.54102538	871.70782955
A-3	61767EAD6	1,000.00000000	0.00000000	2.73000000	0.00000000	0.00000000	0.00000000	0.00000000	2.73000000	1,000.00000000
A-4	61767EAE4	1,000.00000000	0.00000000	2.94666668	0.00000000	0.00000000	0.00000000	0.00000000	2.94666668	1,000.00000000
A-S	61767EAH7	1,000.00000000	0.00000000	3.21583330	0.00000000	0.00000000	0.00000000	0.00000000	3.21583330	1,000.00000000
B	61767EAJ3	1,000.00000000	0.00000000	3.42583333	0.00000000	0.00000000	0.00000000	0.00000000	3.42583333	1,000.00000000
C	61767EAK0	1,000.00000000	0.00000000	3.47952750	0.00000000	0.00000000	0.00000000	0.00000000	3.47952750	1,000.00000000
D	61767EAU8	1,000.00000000	0.00000000	2.25000000	0.00000000	0.00000000	0.00000000	0.00000000	2.25000000	1,000.00000000
E	61767EAW4	1,000.00000000	0.00000000	2.75000000	0.00000000	0.00000000	0.00000000	0.00000000	2.75000000	1,000.00000000
F	61767EAY0	1,000.00000000	0.00000000	2.75000000	0.00000000	0.00000000	0.00000000	0.00000000	2.75000000	1,000.00000000
G	61767EBA1	998.61273598	0.00000000	2.48393811	0.26224679	9.70158033	0.00000000	0.00000000	2.48393811	998.61273598
V	61767EBC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61767EBE3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR Interest	BCC2ELX24	959.83451617	1.05433043	3.33059180	0.00917871	0.34688130	0.00000000	0.00000000	4.38492223	958.78018574

Notional Certificates
X-A	61767EAF1	942.69004348	0.00000000	0.60778069	0.00000000	0.00000000	0.00000000	0.00000000	0.60778069	941.18385569
X-B	61767EAG9	1,000.00000000	0.00000000	0.13364589	0.00000000	0.00000000	0.00000000	0.00000000	0.13364589	1,000.00000000
X-D	61767EAL8	1,000.00000000	0.00000000	1.22952745	0.00000000	0.00000000	0.00000000	0.00000000	1.22952745	1,000.00000000
X-E	61767EAN4	1,000.00000000	0.00000000	0.72952740	0.00000000	0.00000000	0.00000000	0.00000000	0.72952740	1,000.00000000
X-F	61767EAQ7	1,000.00000000	0.00000000	0.72952708	0.00000000	0.00000000	0.00000000	0.00000000	0.72952708	1,000.00000000
X-G	61767EAS3	998.61273598	0.00000000	0.72851542	0.00000000	0.00000000	0.00000000	0.00000000	0.72851542	998.61273598

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02/01/23 - 02/28/23	30	0.00	104,420.44	0.00	104,420.44	0.00	0.00	0.00	104,420.44	0.00
A-SB	02/01/23 - 02/28/23	30	0.00	152,963.27	0.00	152,963.27	0.00	0.00	0.00	152,963.27	0.00
A-3	02/01/23 - 02/28/23	30	0.00	682,500.00	0.00	682,500.00	0.00	0.00	0.00	682,500.00	0.00
A-4	02/01/23 - 02/28/23	30	0.00	923,623.83	0.00	923,623.83	0.00	0.00	0.00	923,623.83	0.00
X-A	02/01/23 - 02/28/23	30	0.00	423,825.53	0.00	423,825.53	0.00	0.00	0.00	423,825.53	0.00
X-B	02/01/23 - 02/28/23	30	0.00	22,966.11	0.00	22,966.11	0.00	0.00	0.00	22,966.11	0.00
X-D	02/01/23 - 02/28/23	30	0.00	68,897.80	0.00	68,897.80	0.00	0.00	0.00	68,897.80	0.00
X-E	02/01/23 - 02/28/23	30	0.00	18,168.88	0.00	18,168.88	0.00	0.00	0.00	18,168.88	0.00
X-F	02/01/23 - 02/28/23	30	0.00	8,175.81	0.00	8,175.81	0.00	0.00	0.00	8,175.81	0.00
X-G	02/01/23 - 02/28/23	30	0.00	25,401.15	0.00	25,401.15	0.00	0.00	0.00	25,401.15	0.00
A-S	02/01/23 - 02/28/23	30	0.00	248,278.41	0.00	248,278.41	0.00	0.00	0.00	248,278.41	0.00
B	02/01/23 - 02/28/23	30	0.00	166,372.17	0.00	166,372.17	0.00	0.00	0.00	166,372.17	0.00
C	02/01/23 - 02/28/23	30	0.00	160,315.75	0.00	160,315.75	0.00	0.00	0.00	160,315.75	0.00
D	02/01/23 - 02/28/23	30	0.00	126,081.00	0.00	126,081.00	0.00	0.00	0.00	126,081.00	0.00
E	02/01/23 - 02/28/23	30	0.00	68,488.75	0.00	68,488.75	0.00	0.00	0.00	68,488.75	0.00
F	02/01/23 - 02/28/23	30	0.00	30,819.25	0.00	30,819.25	0.00	0.00	0.00	30,819.25	0.00
G	02/01/23 - 02/28/23	30	328,218.68	95,751.24	0.00	95,751.24	9,143.76	0.00	0.00	86,607.48	338,265.04
VRR Interest	02/01/23 - 02/28/23	30	17,644.72	175,107.86	0.00	175,107.86	481.25	0.00	0.00	174,626.61	18,187.37
Totals			345,863.40	3,502,157.25	0.00	3,502,157.25	9,625.01	0.00	0.00	3,492,532.24	356,452.41

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	Additional Information
Total Available Distribution Amount (1)	4,598,126.40
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,282,738.48	Master Servicing Fee	6,980.00
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,955.00
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	391.42
ARD Interest	0.00	Operating Advisor Fee	1,365.15
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	375.76
Extension Interest	0.00
Interest Reserve Withdrawal	233,776.11
Total Interest Collected	3,516,514.59	Total Fees	14,357.33

Principal		Expenses/Reimbursements
Scheduled Principal	1,105,594.16	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	9,625.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,105,594.16	Total Expenses/Reimbursements	9,625.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,492,532.24
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,105,594.16
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,598,126.40
Total Funds Collected	4,622,108.75	Total Funds Distributed	4,622,108.73

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,006,503,695.13	1,006,503,695.13	Beginning Certificate Balance	1,006,503,695.13
(-) Scheduled Principal Collections	1,105,594.16	1,105,594.16	(-) Principal Distributions	1,105,594.16
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,005,398,100.97	1,005,398,100.97	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,006,559,883.46	1,006,559,883.46	Ending Certificate Balance	1,005,398,100.97
Ending Actual Collateral Balance	1,005,398,100.97	1,005,398,100.97

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.18%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	86,486,900.90	8.60%	52	4.0496	NAP	Defeased	6	86,486,900.90	8.60%	52	4.0496	NAP
5,000,000 or less	8	28,920,324.53	2.88%	50	4.5195	2.350228	1.40 or less	7	160,749,236.77	15.99%	54	4.3182	1.172560
5,000,001 to 10,000,000	10	76,969,005.48	7.66%	54	4.3107	2.190455	1.41 to 1.50	3	53,779,374.69	5.35%	51	4.0977	1.458433
10,000,001 to 15,000,000	4	47,899,170.61	4.76%	54	4.3560	2.069657	1.51 to 1.60	1	11,700,270.95	1.16%	55	4.2720	1.559300
15,000,001 to 25,000,000	8	164,671,305.50	16.38%	54	4.5487	1.826891	1.61 to 1.70	2	44,600,467.08	4.44%	53	4.5053	1.695834
25,000,001 to 50,000,000	11	440,040,270.18	43.77%	47	4.1502	2.063423	1.71 to 1.80	2	11,836,988.14	1.18%	54	4.4898	1.786705
50,000,001 or greater	2	160,411,123.77	15.95%	54	3.8603	2.886796	1.81 to 1.90	5	114,656,336.95	11.40%	54	4.3284	1.891106
Totals	49	1,005,398,100.97	100.00%	51	4.1933	2.155092	1.91 to 2.50	11	278,677,150.65	27.72%	54	4.2051	2.137711
							2.51 to 3.00	7	116,372,101.51	11.57%	55	4.1105	2.705577
							3.01 or greater	5	126,539,273.33	12.59%	28	3.9561	3.937426
							Totals	49	1,005,398,100.97	100.00%	51	4.1933	2.155092
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	5	86,486,900.90	8.60%	52	4.0496	NAP	Texas	24	70,712,082.46	7.03%	54	4.3358	1.906234
Alaska	1	1,179,778.42	0.12%	54	3.8906	2.714600	Virginia	2	872,210.79	0.09%	51	4.4860	1.693900
Arizona	6	19,604,596.45	1.95%	54	4.1626	2.765947	Washington	5	20,491,901.16	2.04%	54	4.1476	1.987675
Arkansas	2	1,511,561.93	0.15%	54	3.9262	2.653596	Wisconsin	1	229,380.10	0.02%	51	4.4860	1.693900
California	18	269,116,221.23	26.77%	54	4.1702	1.823042	Wyoming	1	266,194.20	0.03%	51	4.4860	1.693900
Connecticut	1	240,707.51	0.02%	51	4.4860	1.693900	Totals	176	1,005,398,100.97	100.00%	51	4.1933	2.155092
Florida	9	43,220,457.02	4.30%	54	4.4922	1.898911
									Property Type³
Georgia	2	7,237,577.75	0.72%	54	4.2299	2.902587
Illinois	27	56,341,970.70	5.60%	55	4.3967	1.762536		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Indiana	5	1,761,412.72	0.18%	51	4.4860	1.693900		Properties	Balance	Agg. Bal.			DSCR¹
Kansas	16	36,178,572.86	3.60%	54	4.4500	1.239500	Defeased	5	86,486,900.90	8.60%	52	4.0496	NAP
Kentucky	2	2,354,901.77	0.23%	53	4.0087	2.512074	Industrial	1	1,749,042.49	0.17%	55	4.6040	1.896800
Louisiana	1	41,988,360.66	4.18%	53	3.9840	1.462200	Lodging	78	92,466,787.28	9.20%	54	4.3082	2.339785
Maryland	3	4,815,200.49	0.48%	54	3.9235	2.658174	Mixed Use	2	49,527,267.64	4.93%	53	4.3768	1.894743
Michigan	5	45,150,012.44	4.49%	55	4.2144	2.359034	Multi-Family	22	65,591,764.35	6.52%	55	4.1282	1.944540
Minnesota	5	3,453,319.39	0.34%	54	3.9827	2.556750	Office	27	385,236,679.59	38.32%	54	4.1318	2.201443
Nevada	2	6,270,539.47	0.62%	35	4.7533	1.949842	Retail	18	254,676,250.34	25.33%	41	4.2879	2.134418
New Jersey	1	458,760.24	0.05%	51	4.4860	1.693900	Self Storage	23	69,663,408.19	6.93%	54	4.1337	2.523995
New York	13	147,058,707.62	14.63%	53	3.9879	3.061203	Totals	176	1,005,398,100.97	100.00%	51	4.1933	2.155092
North Carolina	1	387,963.90	0.04%	51	4.4860	1.693900
Ohio	3	1,093,095.39	0.11%	51	4.4860	1.693900
Oklahoma	3	49,849,780.08	4.96%	(10)	4.1821	3.681753
Oregon	2	3,518,736.86	0.35%	54	3.9874	2.548667
Pennsylvania	8	69,134,116.59	6.88%	53	4.4058	1.901302
Tennessee	2	14,413,079.67	1.43%	55	4.1200	2.980100

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	86,486,900.90	8.60%	52	4.0496	NAP	Defeased	6	86,486,900.90	8.60%	52	4.0496	NAP
	4.0000% or less	6	281,191,349.92	27.97%	54	3.8931	2.642496	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.4999%	26	523,415,780.78	52.06%	48	4.2689	1.999113	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	10	108,766,717.80	10.82%	53	4.6595	1.911085	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	1	5,537,351.57	0.55%	52	5.3720	1.864600	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	1,005,398,100.97	100.00%	51	4.1933	2.155092	49 months or greater	43	918,911,200.07	91.40%	50	4.2068	2.184761
								Totals	49	1,005,398,100.97	100.00%	51	4.1933	2.155092
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	86,486,900.90	8.60%	52	4.0496	NAP	Defeased	6	86,486,900.90	8.60%	52	4.0496	NAP
	60 months or less	43	918,911,200.07	91.40%	50	4.2068	2.184761	Interest Only	13	440,144,750.00	43.78%	47	4.0602	2.629087
61 months to 112 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	3	52,519,397.89	5.22%	54	4.0917	2.628113
	112 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	27	426,247,052.18	42.40%	54	4.3724	1.671321
	Totals	49	1,005,398,100.97	100.00%	51	4.1933	2.155092	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	49	1,005,398,100.97	100.00%	51	4.1933	2.155092
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	86,486,900.90	8.60%	52	4.0496	NAP			No outstanding loans in this group
Underwriter's Information		1	9,593,876.23	0.95%	53	3.7515	4.100000
	12 months or less	41	898,389,487.10	89.36%	50	4.2086	2.160751
	13 months to 24 months	1	10,927,836.74	1.09%	55	4.4550	2.477200
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	1,005,398,100.97	100.00%	51	4.1933	2.155092
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	300801672	OF	San Francisco	CA	Actual/360	3.926%	305,355.56	0.00	0.00	09/10/27	09/10/29	--	100,000,000.00	100,000,000.00	03/10/23
2	308921002	OF	Atlanta	GA	Actual/360	3.990%	163,504.53	90,173.80	0.00	N/A	07/01/27	--	52,686,745.32	52,596,571.52	03/01/23
2A	308921102				Actual/360	3.990%	61,467.87	33,899.92	0.00	N/A	07/01/27	--	19,807,047.14	19,773,147.22	03/01/23
3A	1749502				Actual/360	3.752%	27,993.66	0.00	0.00	N/A	08/09/27	--	9,593,876.23	9,593,876.23	03/09/23
3	303161156	OF	New York	NY	Actual/360	3.752%	176,271.64	0.00	0.00	N/A	08/09/27	--	60,411,123.77	60,411,123.77	03/09/23
4	695100814	RT	New York	NY	Actual/360	4.131%	160,650.00	0.00	0.00	N/A	08/06/27	--	50,000,000.00	50,000,000.00	03/06/23
5	308921005	RT	Oklahoma City	OK	Actual/360	4.180%	160,930.00	0.00	0.00	N/A	05/01/22	--	49,500,000.00	49,500,000.00	12/01/22
6	300801674	SS	Various	Various	Actual/360	3.891%	122,384.01	122,869.06	0.00	09/01/27	09/01/42	--	40,443,858.32	40,320,989.26	03/01/23
7	300801685	OF	Santa Monica	CA	Actual/360	4.260%	149,653.55	73,962.88	0.00	N/A	10/01/27	--	45,167,068.59	45,093,105.71	03/01/23
8	308921008	MU	Philadelphia	PA	Actual/360	4.350%	150,136.57	72,484.86	0.00	N/A	08/01/27	--	44,375,339.86	44,302,855.00	03/01/23
9	300801661	RT	Baton Rouge	LA	Actual/360	3.984%	130,353.67	79,303.40	0.00	N/A	08/01/27	--	42,067,664.06	41,988,360.66	03/01/23
10	308921010	MF	Houston	TX	Actual/360	4.040%	133,544.44	0.00	0.00	N/A	10/01/27	--	42,500,000.00	42,500,000.00	03/01/23
11	453011645	Various Overland Park		KS	Actual/360	4.450%	125,481.13	76,006.37	0.00	N/A	09/06/27	--	36,254,579.40	36,178,573.03	03/06/23
12	1749968	LO	Birmingham	MI	Actual/360	4.170%	113,516.67	0.00	0.00	N/A	10/01/27	--	35,000,000.00	35,000,000.00	03/01/23
13	300801670	OF	Carpinteria	CA	Actual/360	3.994%	89,704.80	0.00	0.00	N/A	09/01/27	--	28,877,000.00	28,877,000.00	03/01/23
14	308921014	OF	Long Beach	CA	Actual/360	4.180%	85,579.28	43,701.12	0.00	N/A	09/01/27	--	26,323,087.64	26,279,386.52	03/01/23
15	695100791	LO	Various	Various	Actual/360	4.486%	87,227.78	0.00	0.00	N/A	06/01/27	--	25,000,000.00	25,000,000.00	03/01/23
16	695100831	RT	Niles	IL	Actual/360	4.355%	81,223.48	40,812.57	0.00	N/A	10/06/27	--	23,979,377.37	23,938,564.80	03/06/23
17	1750173	OF	Goleta	CA	Actual/360	4.774%	84,798.85	35,512.98	0.00	N/A	08/01/27	--	22,837,680.69	22,802,167.71	03/01/23
18	308921018	RT	Visalia	CA	Actual/360	4.530%	69,202.12	40,627.27	0.00	N/A	10/01/27	--	19,641,094.35	19,600,467.08	03/01/23
19	308921019	OF	Malvern	PA	Actual/360	4.480%	67,900.82	40,907.55	0.00	N/A	08/01/27	--	19,486,842.27	19,445,934.72	03/01/23
20	308921020	Various Bonita Springs		FL	Actual/360	4.604%	68,465.53	39,239.99	0.00	N/A	10/01/27	--	19,119,703.56	19,080,463.57	03/01/23
21	695100824	LO	Various	NY	Actual/360	4.480%	63,038.88	37,807.90	0.00	N/A	09/06/27	--	18,091,515.52	18,053,707.62	03/06/23
22	695100835	RT	San Marcos	TX	Actual/360	4.725%	61,556.25	0.00	0.00	N/A	10/06/27	--	16,750,000.00	16,750,000.00	03/06/23
23	1749591	LO	Chattanooga	TN	Actual/360	4.120%	46,285.93	31,211.56	0.00	N/A	10/01/27	--	14,444,291.23	14,413,079.67	03/01/23
24	300801683	OF	Tacoma	WA	Actual/360	4.272%	38,950.31	22,333.35	0.00	N/A	10/01/27	--	11,722,604.30	11,700,270.95	03/01/23
25	1749099	OF	Fort Lauderdale	FL	Actual/360	4.660%	39,435.75	22,512.61	0.00	N/A	07/01/27	--	10,880,495.86	10,857,983.25	03/01/23
26	695100832	MF	Chicago	IL	Actual/360	4.455%	37,925.65	17,516.00	0.00	N/A	10/06/27	--	10,945,352.74	10,927,836.74	03/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
27	308921027	RT	Marina Del Rey	CA	Actual/360	4.250%	31,134.03	17,076.08	0.00	N/A	10/01/27	--	9,418,699.54	9,401,623.46	03/01/23
28	695100827	OF	Sacramento	CA	Actual/360	4.300%	31,814.86	0.00	0.00	N/A	09/06/27	--	9,512,750.00	9,512,750.00	03/06/23
29	695100829	RT	West Bloomfield	MI	Actual/360	4.350%	29,980.87	16,813.44	0.00	N/A	09/06/27	--	8,861,341.53	8,844,528.09	03/06/23
30	1750179	MF	New York	NY	Actual/360	4.045%	28,315.00	0.00	0.00	N/A	10/01/27	--	9,000,000.00	9,000,000.00	03/01/23
31	1750037	RT	Sunrise	FL	Actual/360	4.245%	22,087.75	28,822.35	0.00	N/A	10/01/27	--	6,689,879.41	6,661,057.06	03/01/23
32	300801675	SS	Carol Stream	IL	Actual/360	4.410%	25,008.41	15,350.41	0.00	N/A	09/01/27	--	7,291,080.96	7,275,730.55	03/01/23
33	308921033	SS	Phoenix	AZ	Actual/360	4.550%	20,601.93	12,016.34	0.00	N/A	10/01/27	--	5,821,582.14	5,809,565.80	03/01/23
34	695100801	RT	Odessa	TX	Actual/360	5.372%	23,198.99	15,008.43	0.00	N/A	07/06/27	--	5,552,360.00	5,537,351.57	03/06/23
35	300801678	SS	Streamwood	IL	Actual/360	4.410%	18,329.14	11,250.62	0.00	N/A	09/01/27	--	5,343,773.34	5,332,522.72	03/01/23
37	1750126	SS	Citrus Heights	CA	Actual/360	3.800%	16,255.56	0.00	0.00	N/A	09/01/27	--	5,500,000.00	5,500,000.00	03/01/23
38	300801676	SS	Chicago	IL	Actual/360	4.410%	15,999.17	9,820.45	0.00	N/A	09/01/27	--	4,664,480.17	4,654,659.72	03/01/23
39	695100828	RT	Pittsburgh	PA	Actual/360	4.617%	16,412.31	9,142.32	0.00	N/A	09/06/27	--	4,570,399.91	4,561,257.59	03/06/23
40	1750293	RT	Phoenix	AZ	Actual/360	4.200%	13,066.67	0.00	0.00	N/A	09/01/27	--	4,000,000.00	4,000,000.00	03/01/23
41	308921041	LO	Hopewell	VA	Actual/360	5.130%	12,659.71	8,659.10	0.00	N/A	09/01/27	--	3,172,859.46	3,164,200.36	03/01/23
42	300801677	SS	Chicago	IL	Actual/360	4.410%	11,121.75	6,826.64	0.00	N/A	09/01/27	--	3,242,493.45	3,235,666.81	03/01/23
43	1750363	MF	Titusville	FL	Actual/360	4.420%	10,899.80	6,668.21	0.00	N/A	09/05/27	--	3,170,595.82	3,163,927.61	03/05/23
44	308921044	RT	Las Vegas	NV	Actual/360	4.570%	11,833.93	5,279.65	0.00	N/A	09/01/27	--	3,329,333.18	3,324,053.53	03/01/23
45	695100833	SS	Tyrone	GA	Actual/360	4.700%	11,113.89	6,001.16	0.00	N/A	10/06/27	--	3,040,274.49	3,034,273.33	03/06/23
46	695100777	RT	Las Vegas	NV	Actual/360	4.960%	11,389.95	5,977.39	0.00	N/A	05/06/24	--	2,952,463.33	2,946,485.94	03/06/23
47	695100826	SS	Villa Rica	GA	Actual/360	4.600%	10,514.99	5,889.63	0.00	N/A	09/06/27	--	2,938,972.19	2,933,082.56	03/06/23
48	308921048	MF	Cottonwood	AZ	Actual/360	4.310%	8,461.04	4,108.75	0.00	N/A	10/01/27	--	2,524,007.99	2,519,899.24	03/01/23
Totals							3,282,738.48	1,105,594.16	0.00				1,006,503,695.13	1,005,398,100.97
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	25,724,960.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3	61,858,289.23	43,913,138.70	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	9,284,067.24	6,880,683.02	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	7,854,951.31	7,901,888.00	10/01/21	09/30/22	10/11/22	0.00	0.00	159,982.52	160,448.75	0.00	0.00
6	8,140,619.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,412,388.04	2,133,310.52	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,520,964.00	3,104,249.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	27,473,512.27	21,601,927.90	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,401,602.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	19,335,897.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,807,672.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,058,721.89	2,273,265.46	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,672,078.34	1,409,877.00	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	52,028,503.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,874,670.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,572,879.16	1,983,989.55	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	1,817,547.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	6,291,557.00	6,556,236.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,567,586.86	1,356,340.70	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	8,312,860.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,736,013.90	1,315,767.34	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,450,763.81	3,081,052.54	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,267,701.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	900,035.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,292,086.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	1,043,500.94	609,431.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,121,969.10	876,603.50	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	840,933.06	655,537.58	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	552,731.63	405,888.03	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	923,645.56	1,293,319.37	07/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	751,186.58	660,928.36	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	785,730.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	720,248.30	703,671.58	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	634,276.21	515,550.56	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	699,872.14	609,185.63	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	546,972.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	583,073.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	383,656.23	300,311.35	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	434,006.59	520,929.95	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	426,119.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	655,486.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	311,575.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	270,469,637.38	113,266,359.64				0.00	0.00	159,982.52	160,448.75	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.193279%	4.162632%	51
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.193391%	4.162756%	52
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.193478%	4.162852%	53
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.193563%	4.162948%	54
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.193657%	4.163053%	55
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.193742%	4.163147%	56
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.193826%	4.163241%	57
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.193901%	4.163324%	58
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.193952%	4.163383%	59
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.194030%	4.163468%	60
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.194100%	4.163545%	61
04/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.194177%	4.175829%	62
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	308921005	12/01/22	2	5	159,982.52	160,448.75	64,443.12	49,500,000.00	05/05/22	8
Totals					159,982.52	160,448.75	64,443.12	49,500,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		49,500,000	0	49,500,000		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		2,946,486	2,946,486	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		812,630,626	812,630,626	0		0
> 60 Months		140,320,989	140,320,989	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-23	1,005,398,101	955,898,101	0	49,500,000	0	0
Feb-23	1,006,503,695	957,003,695	0	49,500,000	0	0
Jan-23	1,007,404,903	1,007,404,903	0	0	0	0
Dec-22	1,008,302,794	958,802,794	0	0	49,500,000	0
Nov-22	1,009,264,479	959,764,479	0	0	49,500,000	0
Oct-22	1,010,155,524	960,655,524	0	0	49,500,000	0
Sep-22	1,011,030,394	961,530,394	0	0	49,500,000	0
Aug-22	1,011,804,058	962,304,058	0	0	49,500,000	0
Jul-22	1,012,494,316	962,994,316	0	0	49,500,000	0
Jun-22	1,013,125,387	1,013,125,387	0	0	0	0
May-22	1,013,713,570	1,013,713,570	0	0	0	0
Apr-22	1,014,340,271	1,014,340,271	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	308921005	49,500,000.00	49,500,000.00	106,400,000.00	06/24/22	7,901,888.00	3.69580	09/30/22	05/01/22	I/O
Totals		49,500,000.00	49,500,000.00	106,400,000.00		7,901,888.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	308921005	RT	OK	05/05/22	8
Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	308921005	49,500,000.00	4.18000%	49,500,000.00 4.18000%		10	07/31/20	06/01/20	09/11/20
34	695100801	5,915,257.00	5.37200%	5,915,257.00 5.37200%		10	08/04/20	07/06/20	09/11/20
Totals		55,415,257.00		55,415,257.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
36	695100834 01/15/21	5,296,020.03	5,900,000.00	6,626,484.38	1,378,442.65	6,626,484.38	5,248,041.73	47,978.30	0.00	(2,937.68)	50,915.98	0.90%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		5,296,020.03	5,900,000.00	6,626,484.38	1,378,442.65	6,626,484.38	5,248,041.73	47,978.30	0.00	(2,937.68)	50,915.98

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
36	695100834	06/17/21	0.00	0.00	50,915.98	0.00	0.00	883.74	0.00	0.00	50,915.98
		05/17/21	0.00	0.00	50,032.24	0.00	0.00	2,053.94	0.00	0.00
		01/15/21	0.00	0.00	47,978.30	0.00	0.00	47,978.30	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	50,915.98	0.00	0.00	50,915.98	0.00	0.00	50,915.98

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	9,625.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	9,625.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		9,625.00

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Supplemental Notes
None

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